CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)
Balance, shares at Dec. 31, 2018		4,043,002
Balance, amount at Dec. 31, 2018	$ (1,041,238)	$ 8,086	$ 484,180	$ (1,533,504)
Net (loss)	(466,577)	$ 0	0	(466,577)
Issuance of 4,500 Shares at Private Placement Value of $3.00, Shares		4,500
Issuance of 4,500 Shares at Private Placement Value of $3.00, Amount	13,500	$ 9	13,491	0
Balance, shares at Dec. 29, 2019		4,047,502
Balance, amount at Dec. 29, 2019	(1,494,315)	$ 8,095	497,671	(2,000,081)
Net (loss)	791,992	$ 0	0	791,992
Balance, shares at Jan. 03, 2021		4,047,502
Balance, amount at Jan. 03, 2021	$ (702,323)	$ 8,095	$ 497,671	$ (1,208,089)